Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Select Portfolios
Entity Central Index Key	0000320351
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Fidelity Telecom and Utilities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Telecom and Utilities Fund
Class Name	Fidelity® Telecom and Utilities Fund
Trading Symbol	FIUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Telecom and Utilities Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Telecom and Utilities Fund	$ 84	0.72%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, enthusiasm for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the Russell 3000 Telecom and Utilities Select Index for the fiscal year, led by an overweight in independent power producers & energy traders. An underweight in water utilities also boosted relative performance. Also contributing to our result were stock picking and an underweight in integrated telecommunication services.
•The top individual relative contributor was an overweight in Vistra (+316%). The stock was among the fund's largest holdings. A second notable relative contributor was an underweight in Verizon Communications (-1%). We increased our investment in Verizon, and the company was our second-largest holding at the end of the period. Another notable relative contributor was an overweight in Entergy (+69%). The company was one of the fund's largest holdings at period end.
•In contrast, the primary detractor from performance versus the sector index was stock picking in independent power producers & energy traders. Stock choices and an overweight in cable & satellite also hampered the fund's result. Also hurting our result was an overweight in electrical components & equipment.
•The largest individual relative detractor was an overweight in PG&E (-6%). The company was one of our largest holdings during the period. A second notable relative detractor was an overweight in AES (-30%). This period we increased our investment in AES. An overweight in Edison International (-15%) also hurt. The stock was among our largest holdings this period.
•Notable changes in positioning include a higher allocation to integrated telecommunication services and a lower allocation to electric utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2015 through January 31, 2025. Initial investment of $10,000. Fidelity® Telecom and Utilities Fund $10,000 $9,633 $11,310 $12,427 $13,224 $16,003 $15,768 $16,760 $18,086 $18,287 $24,495 Russell 3000® Telecom and Utilities Select Index $10,000 $10,240 $11,724 $12,288 $12,980 $16,192 $15,175 $16,362 $16,667 $15,608 $20,129 S&P 500® Index $10,000 $9,933 $11,924 $15,073 $14,724 $17,917 $21,008 $25,900 $23,772 $28,721 $36,297 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Telecom and Utilities Fund 33.95% 8.89% 9.37% Russell 3000® Telecom and Utilities Select Index 28.96% 4.45% 7.25% S&P 500® Index 26.38% 15.17% 13.76% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,844,773,217
Holdings Count | shares	40
Advisory Fees Paid, Amount	$ 7,764,905
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,844,773,217
Number of Holdings	40
Total Advisory Fee	$7,764,905
Portfolio Turnover	55%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 46.3 Diversified Telecommunication Services 19.1 Multi-Utilities 14.9 Wireless Telecommunication Services 6.4 Independent Power and Renewable Electricity Producers 6.0 Electrical Equipment 0.9 Media 0.6 Gas Utilities 0.5 Specialized REITs 0.5 Others 0.2 Common Stocks 95.4 Short-Term Investments and Net Other Assets (Liabilities) 4.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.4 Short-Term Investments and Net Other Assets (Liabilities) - 4.6 United States 99.3 United Kingdom 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.3 United Kingdom - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) AT&T Inc 11.4 Verizon Communications Inc 6.5 NextEra Energy Inc 6.0 Duke Energy Corp 5.3 Constellation Energy Corp 5.1 T-Mobile US Inc 4.6 Entergy Corp 4.2 Sempra 4.2 Vistra Corp 4.1 Ameren Corp 3.5 54.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec